S000008880 [Member] Annual Fund Operating Expenses - iShares Global Consumer Discretionary ETF - iShares Global Consumer Discretionary ETF	Mar. 31, 2025	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.39%	[3]

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The amount rounded to 0.00%. Professional fees for foreign withholding tax claims that occurred during the most recent fiscal year have been restated to reflect expected fees in the current year.
[3]	Total Annual Fund Operating Expenses do not correlate to the ratios in the Fund’s most recent annual report, which do not include the restatement of Other Expenses to reflect current fees.